Congress Large Cap Growth Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Aerospace & Defense - 2.0%
Howmet Aerospace, Inc.	88,400	$11,189,672

Biotechnology - 1.0%
Vertex Pharmaceuticals, Inc. (a)	12,650	5,840,252

Broadline Retail - 6.6%
Amazon.com, Inc. (a)	155,600	36,983,008

Capital Markets - 3.1%
Goldman Sachs Group, Inc.	15,450	9,894,180
Moody's Corp.	15,575	7,778,778
		17,672,958

Chemicals - 3.7%
Ecolab, Inc.	32,900	8,231,251
Sherwin-Williams Co.	35,875	12,848,990
		21,080,241

Commercial Services & Supplies - 1.7%
Cintas Corp.	48,100	9,647,417

Communications Equipment - 2.1%
Arista Networks, Inc. (a)	102,000	11,753,460

Construction Materials - 1.8%
Martin Marietta Materials, Inc.	19,000	10,338,280

Consumer Staples Distribution & Retail - 3.2%
Costco Wholesale Corp.	18,400	18,029,792

Electrical Equipment - 2.3%
Eaton Corp. PLC	40,000	13,057,600

Energy Equipment & Services - 2.1%
Baker Hughes a GE Co.	252,000	11,637,360

Entertainment - 1.4%
Netflix, Inc. (a)	8,100	7,911,756

Financial Services - 4.5%
Visa, Inc. - Class A	74,100	25,327,380

Health Care Equipment & Supplies - 4.9%
Boston Scientific Corp. (a)	102,700	10,512,372
Intuitive Surgical, Inc. (a)	29,700	16,984,836
		27,497,208

Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	172,000	10,036,200

Insurance - 1.8%
Arthur J Gallagher & Co.	33,775	10,193,970

Interactive Media & Services - 8.1%
Alphabet, Inc. - Class A	124,000	25,298,480
Alphabet, Inc. - Class C	29,500	6,065,200
Meta Platforms, Inc. - Class A	20,700	14,266,026
		45,629,706

IT Services - 0.5%
Shopify, Inc. - Class A (a)	26,500	3,095,200

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	13,300	7,950,075

Machinery - 1.5%
Parker-Hannifin Corp.	11,600	8,201,780

Media - 1.0%
Trade Desk, Inc. - Class A (a)	47,975	5,693,673

Pharmaceuticals - 3.5%
Eli Lilly & Co.	24,200	19,628,136

Semiconductors & Semiconductor Equipment - 7.3%
Broadcom, Inc.	55,000	12,169,850
NVIDIA Corp.	240,500	28,876,835
		41,046,685

Software - 16.2%
Adobe, Inc. (a)	6,500	2,843,425
Intuit, Inc.	26,500	15,940,015
Microsoft Corp.	86,775	36,016,831
Palo Alto Networks, Inc. (a)	31,600	5,827,672
Salesforce, Inc.	12,500	4,271,250
ServiceNow, Inc. (a)	12,150	12,373,317
Synopsys, Inc. (a)	27,000	14,187,960
		91,460,470

Specialty Retail - 7.1%
O'Reilly Automotive, Inc. (a)	11,700	15,144,714
The Home Depot, Inc.	45,475	18,734,791
TJX Cos., Inc.	48,900	6,102,231
		39,981,736

Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc.	173,350	40,910,600
Dell Technologies, Inc. - Class C	73,000	7,562,800
		48,473,400
TOTAL COMMON STOCKS (Cost $230,307,743)		559,357,415

SHORT-TERM INVESTMENTS - 0.6%		Value
Money Market Funds - 0.6%	Shares
First American Treasury Obligations Fund - Class X, 4.31% (b)	3,554,142	3,554,142
TOTAL SHORT-TERM INVESTMENTS (Cost $3,554,142)		3,554,142

TOTAL INVESTMENTS - 99.8% (Cost $233,861,885)		562,911,557
Other Assets in Excess of Liabilities - 0.2%		1,003,991
TOTAL NET ASSETS - 100.0%		$563,915,548
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Congress Large Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$559,357,415	$–	$–	$559,357,415
Money Market Funds	3,554,142	–	–	3,554,142
Total Investments	$562,911,557	$–	$–	$562,911,557

Refer to the Schedule of Investments for further disaggregation of investment categories.